Pensions and other post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2025
Pensions and other post-employment benefit plans
Summary of principal assumptions used in determining post-employment benefit obligations

Assumptions	2025	2024
Discount rate	4.25%	3.40%
Salary increase (incl. inflation)	4.00%	4.00%
Legal minimum rate of return	2.50%	2.50%
Turnover rate	5% until age 55; 0% thereafter	5% until age 55; 0% thereafter
Mortality table (pre-retirement)	MR-5 / FR-5	MR-5 / FR-5

Schedule of present value of the defined benefit obligation and the fair value of the plan assets

(In thousands of €)	2025	2024
Present value of defined benefit obligation (DBO)	464	255
Fair value of plan assets (FVPA)	(464)	(255)
Net defined benefit liability/(asset)	—	—

Schedule of reconciliation of the net liability

(In thousands of €)	2025	2024
Net defined benefit liability at January 1	—	—
Current service cost	249	104
Net interest cost	(4)	(2)
Employer contributions	(254)	(175)
Remeasurements (OCI)	6	73
Net defined benefit liability at December 31	—	—

Schedule of net benefit expense recognized in profit and loss

(In thousands of €)	2025	2024
Current service cost	249	104
Net interest (expense)/income	(4)	(2)
Total pension costs	245	103

Schedule of net benefit expense recognized in other comprehensive income

(In thousands of €)	2025	2024
Actuarial loss–experience adjustment	6	73
Total recognized in OCI	6	73